Shareholder Fees	Dec. 01, 2020
First Trust Horizon Managed Volatility Small Mid ETF | First Trust Horizon Managed Volatility Small/Mid ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none